INCOME TAXES (Schedule of aggregate change in the balance of gross unrecognized tax benefits) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 813,855	$ 293,370
Increase due to tax positions taken during a prior year	32,591	520,485
Ending balance	$ 846,446	$ 813,855